Non-current assets and liabilities held for sales and discontinued operations - Other assets (Details) - Nucor Corporation - Discontinued operations - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2022
Disposal of California Steel Industries, Inc
Disclosures
Interest for sale in joint venture transferred	50.00%
Consideration received from the sale of interest in subsidiary	$ 437
Gain on sale of investment in joint venture including translation adjustment			$ 218
Gains on disposals of investments			57
Reclassification of cumulative translation adjustment to income statement			$ 161
California Steel Industries, Inc
Disclosures
Interest for sale in joint venture		50.00%